SEGMENT REPORTING (Details 2) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Revenue, Major Customer [Line Items]
Property and equipment, net	$ 41,576	$ 37,418
Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	136,279	99,698
Israel | Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	72,613	72,262
United States | Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	17,895	23,773
United Kingdom | Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	43,030	1,417
Rest of the world | Property and equipment | Geographic concentration risk
Revenue, Major Customer [Line Items]
Property and equipment, net	$ 2,741	$ 2,246